Assets Pledged and Received as Collateral	12 Months Ended
Mar. 31, 2025
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Assets Pledged and Received as Collateral
40	ASSETS PLEDGED AND RECEIVED AS COLLATERAL
Assets Pledged
The carrying amounts of assets pledged as collateral at March 31, 2025 and 2024 were as follows:

	At March 31,
	2025	2024

	(In millions)
Cash and deposits with banks	¥20,743	¥20,979
Trading assets	3,092,903	2,893,649
Debt instruments at amortized cost	131,850	100,861
Debt instruments at fair value through other comprehensive income	21,515,026	18,760,610
Equity instruments at fair value through other comprehensive income	6,377	9,101
Loans and advances	11,281,302	12,398,554
Others	2,102,009	3,191,138

Total	¥38,150,210	¥37,374,892

The Group pledges assets as collateral to secure payables under repurchase agreements, securities lending transactions and securitizations, borrowings or for cash settlements, margins on derivative transactions and certain other purposes. These transactions are conducted under terms that are usual and customary to standard contracts.
Loaned securities for which the borrowers have the right to sell or repledge were ¥17,619,448 million and ¥16,074,462 million at March 31, 2025 and 2024, respectively.
For the reserve funds with the Bank of Japan and other reserve deposits for foreign offices maintained by the Group, refer to Note 5 “Cash and Deposits with Banks.”
Assets Received as Collateral
Under certain transactions, including reverse repurchase agreements, securities borrowing, and discounting of bills, the Group is permitted to resell or repledge the collateral held in the absence of default by the owner of the collateral. These transactions are conducted under terms that are usual and customary for standard contracts. The fair values of securities and bills accepted as collateral were ¥27,668,614 million and ¥21,132,963 million at March 31, 2025 and 2024, respectively. As to the securities received in the reverse repurchase agreements and securities borrowing transactions, the Group has the obligation to return equivalent securities upon completion of the transactions. The fair values of securities sold or repledged to others were ¥13,400,920 million and ¥13,379,295 million at March 31, 2025 and 2024, respectively.